Net Loss From Continuing Operations - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 579	$ 932	$ 1,043
Costs of revenues
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	62	73	94
Sales and marketing
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	160	183	158
General and administrative
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	85	187	280
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Amortization expense	$ 272	$ 489	$ 511